FLOW THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
FLOW THROUGH SHARE PREMIUM LIABILITY
Schedule of the liability portion
	June 23, 2023	June 14, 2024	August 05, 2025	Total
Balance, December 31, 2023	$1,225	$-	$-	$1,225
Liability incurred for flow-through share	-	1,799	-	1,799
Settlement of flow-through share premium liability upon incurring eligible expenditures	(1,225)	(822)	-	(2,047)
Balance, December 31, 2024	$-	$977	$-	$977
Liability incurred for flow-through share issued August 5, 2025	-	-	1,745	1,745
Settlement of flow-through share premium liability upon incurring eligible expenditures	-	(977)	(465)	(1,442)
Balance, December 31, 2025	$-	$-	$1,280	$1,280